Fair Value Measurements (Equity Investments, Effect of Adoption of ASU 2016-01, Comparative Presentations of Line Items in Condensed Consolidated Statement of Comprenhensive Income) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating loss	$ (160,525)	$ (209,178)	$ (117,134)
Other income /(expense), net	64,167	6,658	(10,713)
Income tax expense /(benefit)	(13,432)	273,148	21,072
Net loss	(67,359)	(470,003)	(114,973)
Foreign currency translation adjustments	(37,339)	56,250	(73,235)
Change in unrealized gain for equity securities with readily determinable fair values	0	12,179	(3,920)
Other comprehensive income /(loss)	(37,339)	68,429	(77,155)
Comprehensive loss	$ (104,698)	$ (401,574)	$ (192,128)
Basic net loss per share attributable to Sohu.com Limited	$ (4.11)	$ (14.27)	$ (5.79)
Diluted net loss per share attributable to Sohu.com Limited	$ (4.13)	$ (14.30)	$ (5.83)
Without adoption of ASU 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating loss	$ (160,525)
Other income /(expense), net	49,828
Income tax expense /(benefit)	(12,542)
Net loss	(82,588)
Foreign currency translation adjustments	(37,339)
Change in unrealized gain for equity securities with readily determinable fair values	(2,743)
Other comprehensive income /(loss)	(40,082)
Comprehensive loss	$ (122,670)
Basic net loss per share attributable to Sohu.com Limited	$ (4.19)
Diluted net loss per share attributable to Sohu.com Limited	$ (4.21)
ASU 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating loss	$ (160,525)
Other income /(expense), net	64,167
Income tax expense /(benefit)	(13,432)
Net loss	(67,359)
Foreign currency translation adjustments	(37,339)
Change in unrealized gain for equity securities with readily determinable fair values	0
Other comprehensive income /(loss)	(37,339)
Comprehensive loss	$ (104,698)
Basic net loss per share attributable to Sohu.com Limited	$ (4.11)
Diluted net loss per share attributable to Sohu.com Limited	$ (4.13)
ASU 2016-01 [Member] | Effect of change Higher/(Lower) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating loss	$ 0
Other income /(expense), net	14,339
Income tax expense /(benefit)	(890)
Net loss	15,229
Foreign currency translation adjustments	0
Change in unrealized gain for equity securities with readily determinable fair values	2,743
Other comprehensive income /(loss)	2,743
Comprehensive loss	$ 17,972
Basic net loss per share attributable to Sohu.com Limited	$ 0.08
Diluted net loss per share attributable to Sohu.com Limited	$ 0.08